Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 8—NOTES PAYABLE

Credit Facilities

Bank of America Credit Agreement

On May 9, 2022, the Company entered into a Credit Agreement (the “Credit Agreement”) with the lenders identified therein (the “Lenders”) and Bank of America, N.A., as administrative agent, swingline lender and letter of credit issuer (the “Agent”), pursuant to which the Lenders agreed to make available to the Borrowers senior secured credit facilities in the aggregate initial amount of $140.0 million, including (i) a $100.0 million term loan (the “Term Loan”) and (ii) a $40.0 million revolving credit facility (the “Revolving Loan”), which revolving credit facility included a $2.00 million swingline sublimit (the “Swing Line Loan” and together with the Term Loan and the Revolving Loan, the “Loans”) and, separately, a $10.0 million letter of credit commitment, in each case, on the terms and conditions contained in the Credit Agreement.

On May 9, 2022, the Company borrowed the entire amount of the Term Loan in the aggregate principal amount of $100.0 million. A portion of the proceeds of the Term Loan were to repay and terminate the M&T Credit Agreement. Commencing on September 30, 2022, through and including September 30, 2023, the Borrowers repaid the principal amount of the Term Loan in quarterly installments of $1,250,000 each, payable on the last business day of each March, June, September, and December.

As of September 30, 2023, the carrying value of the Term Loan was $92.3 million, comprised of a principal of $93.1 million, net of unamortized loan costs of $0.8 million. Loan costs before amortization included $1.1 million of lender and other fees.

As a result of our technical non-compliance with specified loan covenants for both the Bank of America Term Loan and Revolving Loan, based in part due to our failure to timely deliver financial statements, Bank of America froze the $40.0 million Revolving Loan before any borrowings had been made against the facility.

On July 25, 2023, the Company and Bank of America amended the Credit Agreement (the “First Amendment”), in part, to require the Company maintain liquidity, which includes cash and certain qualifying customer and credit card account receivables, of $8.0 million. The Company and Bank of America amended the Credit Agreement on November 20, 2023 (the “Second Amendment”), which requires the Company to establish a Bank of America cash collateral account where cash and cash equivalents deposited in the cash collateral account do not constitute Liquidity for purposes of the Credit Agreement. Further, the Second Amendment requires that (i) at least $3.0 million of Liquidity be comprised of unrestricted cash and cash equivalents and (ii) more than $5.0 million of Liquidity be comprised of certain qualifying customer and credit card accounts receivable.

The Company entered into the Second Amendment, in part, to waive events of defaults on its existing Credit Agreement. The Term Loan Lenders, as part of the Second Amendment, agreed to defer the principal installment of the Term Loans in the amount of $937,500 required to be made on December 31, 2023 until the earliest to occur of (i) January 31, 2024, (ii) the date on which a subordinated Term Loan or an equity contribution, as applicable, is consummated (even if the date of such consummation precedes December 31, 2023) and (iii) an event of default. The Second Amendment requires the Company to pay the existing Term Facility and Revolving Facility by November 30, 2024 (the “Maturity Date”).

The Term Loan and Revolving Loan will bear interest on the unpaid principal amount thereof as follows: (i) if it is a loan bearing interest at a rate determined by the Base Rate, then at the Base Rate plus the Applicable Rate for such loan and (ii) if it is a loan bearing interest at a rate determined by Term SOFR, then at Term SOFR plus the Applicable Rate for such loan. The Company may elect to continue or convert the existing interest rate benchmark for the Term Loan from Term SOFR to Base Rate, and may elect the interest rate benchmark for future revolving loans as either Term SOFR or Base Rate (and, with respect to any loan made using Term SOFR, may also select the interest period applicable to any such loan), by notifying the Agent and the Lenders from time to time in accordance with the provisions of the Amendment and Credit Agreement. The Applicable Rate increased from a high of 1.95% and 0.95%, respectively, for Term SOFR and Base Rate in the Credit Agreement to 4.00% for each of Term SOFR and Base Rate as a result of the Amendment. Interest is payable in arrears on each Interest Payment Date (as defined in the Credit Agreement). Notwithstanding the foregoing, following an event of default, the loans under the Credit Facilities will bear interest at a rate that is 2% per annum higher than the interest rate then in effect for the applicable loan.

On May 9, 2022, the Company entered into an interest rate swap agreement to reduce its exposure to fluctuations in the floating interest rate tied to SOFR (see Note 9). The initial notional amount of the swap is $100 million with an original termination date of May 31, 2029, which was amended in the current period to May 31, 2027. As a result of the swap, the Company pays interest at a fixed rate of 2.9%, plus applicable margins.

Commencing on September 30, 2023, through and including September 30, 2024, the Borrowers must repay the principal amount of the Term Loan in installments of $937,500 each, payable on the last business day of December and January and quarterly installments of $1,875,000 payable on the last business day of each March, June, September and December. Revolving Loans may be repaid and reborrowed at any time until the Maturity Date, subject to the terms and conditions set forth in the Credit Agreement. Mandatory prepayments of Revolving Loans are required if the amount borrowed at any time exceeds the commitment amount. The Company may voluntarily prepay the Loans from time to time in accordance with the provisions of the Credit Agreement, and will be required to prepay the Loans under certain limited circumstances as set forth in the Credit Agreement, including upon receipt of cash proceeds in connection with certain specified asset sales, receipt of loss or condemnation proceeds or other cash proceeds received other than in the ordinary course of business or upon receipt of cash proceeds from the incurrence of indebtedness that is not permitted under the Credit Agreement, all as more specifically set forth in the Credit Agreement. The Loans may from time to time be further evidenced by separate promissory notes issued by the Borrowers.

As a result of the reduced term, the Company has begun discussions with investment bankers to place financing to replace the existing credit agreement by August 31, 2024.

Vehicle Loans

The Company has financed purchases of transportation vehicles with notes payable, which are secured by the vehicles purchased. These notes have five-year terms and interest rates ranging from 3.8% to 5.7%. As of September 30, 2023, the outstanding balance of these vehicle loans is $0.7 million.

Maturities of Notes Payable are as follows:

September 30,
For the years ended December 31,	2023
2023 (Remainder of year)	$1,033
2024	92,531
2025	201
2026	29
2027	21
Thereafter	-
Total	93,815
Less: Loan costs	(796)
Total	$93,019
Amount classified as a current liability	$7,859
Amount classified as long-term liability	85,160

Total	$93,019

NOTE 11—NOTES PAYABLE

Arvest Loan

On August 25, 2020, the Company entered into a promissory note and security agreement with Arvest Bank for a loan in the principal amount of $3.5 million. On May 10, 2021, the Company repaid this loan.

Credit Facilities

M&T Credit Agreement

On June 2, 2021, the Company entered into a credit and guaranty agreement (the “M&T Credit Agreement”) with the financial institutions party thereto from time to time (“M&T Lenders”), and Manufacturers and Traders Trust Company, as sole lead arranger, sole book runner, administrative agent and collateral agent (“M&T”), pursuant to which the M&T Lenders agreed to make available to the Company and ACI senior secured credit facilities in the aggregate initial amount of $70.0 million, including (i) a $60.0 million term loan (the “M&T Term Loan”) and (ii) a $10.0 million revolving credit facility (the “M&T Revolving Loan”). The M&T Loans bear interest on the unpaid principal amount at a rate determined by the Base Rate (as defined in the Credit Agreement), then at the Base Rate plus the Applicable Margin. Each of the M&T Loans were set to mature on June 2, 2026.

On June 2, 2021, the Company borrowed the entire amount of the Term Loan and issued term loan notes to the M&T Lenders in the aggregate principal amount of $60.0 million. As of December 31, 2021, the carrying value of the M&T Term Loan was $55.2 million, comprised of principal of $58.5 million, net of unamortized loan costs of $3.3 million. Loan costs before amortization included $3.5 million of lender and placement agent fees and $0.3 million of legal other fees. The Company did not borrow any amounts under the M&T Revolving Loan.

On May 9, 2022, the Company repaid the M&T Term Loan, through the proceeds of a new loan issuance. As a result, the obligations under the M&T Credit Agreement were terminated.

Bank of America Credit Agreement

On May 9, 2022, the Company entered into a Credit Agreement (the “Credit Agreement”) with the lenders identified therein (the “Lenders”) and Bank of America, N.A., as administrative agent, swingline lender and letter of credit issuer (the “Agent”), pursuant to which the Lenders agreed to make available to the Borrowers senior secured credit facilities in the aggregate initial amount of $140.0 million, including (i) a $100.0 million term loan (the “Term Loan”) and (ii) a $40.0 million revolving credit facility (the “Revolving Loan”), which revolving credit facility included a $2.00 million swingline sublimit (the “Swing Line Loan” and together with the Term Loan and the Revolving Loan, the “Loans”) and, separately, a $10.0 million letter of credit commitment, in each case, on the terms and conditions contained in the Credit Agreement.

On May 9, 2022, the Company borrowed the entire amount of the Term Loan in the aggregate principal amount of $100.0 million. A portion of the proceeds of the Term Loan were to repay and terminate the M&T Credit Agreement. Commencing on September 30, 2022, through and including June 30, 2023, the Borrowers repaid the principal amount of the Term Loan in quarterly installments of $1,250,000 each, payable on the last business day of each March, June, September and December.

As of December 31, 2022, the carrying value of the Term Loan was $96.5 million, comprised of principal of $97.5 million, net of unamortized loan costs of $1.0 million. Loan costs before amortization included $1.1 million of lender and other fees.

As a result of our technical non-compliance with specified loan covenants for both the Bank of America Term Loan and Revolving loan, based in part due to our failure to timely deliver financial statements, Bank of America froze the $40.0 million Revolving Loan before any borrowings had been made against the facility.

Subsequent to year-end, on July 25, 2023, the Company and Bank of America amended the Credit Agreement (the “Amendment”), in part, to waive events of defaults on its existing credit agreement. The Amendment requires the Company to pay the existing Term Facility and Revolving Facility by August 31, 2024 (the “Maturity Date”). The Revolving Loan decreased to $10,000,000 from and after July 25, 2023. The Letter of Credit commitments decreased to $2,000,000 and the Swing Line Loan was eliminated. The amendment also establishes a new EBITDA covenant and requires the Company to maintain minimum liquidity of $8 million including restricted cash and $5 million excluding restricted cash. Liquidity as defined in the Amendment includes Cash and certain qualifying customer and credit card accounts receivable.

The Term Loan and Revolving Loan will bear interest on the unpaid principal amount thereof as follows: (i) if it is a loan bearing interest at a rate determined by the Base Rate, then at the Base Rate plus the Applicable Rate for such loan and (ii) if it is a loan bearing interest at a rate determined by Term SOFR, then at Term SOFR plus the Applicable Rate for such loan. The Company may elect to continue or convert the existing interest rate benchmark for the Term Loan from Term SOFR to Base Rate, and may elect the interest rate benchmark for future revolving loans as either Term SOFR or Base Rate (and, with respect to any loan made using Term SOFR, may also select the interest period applicable to any such loan), by notifying the Agent and the Lenders from time to time in accordance with the provisions of the Amendment and Credit Agreement. The Applicable Rate increased from a high of 1.95% and 0.95%, respectively, for Term SOFR and Base Rate in the Credit Agreement to 4.00% for each of Term SOFR and Base Rate as a result of the Amendment. Interest is payable in arrears on each Interest Payment Date (as defined in the Credit Agreement). Notwithstanding the foregoing, following an event of default, the loans under the Credit Facilities will bear interest at a rate that is 2% per annum higher than the interest rate then in effect for the applicable loan.

Commencing on September 30, 2023, through and including June 30, 2024, the Borrowers must repay the principal amount of the Term Loan in quarterly installments of $1,875,000 each, payable on the last business day of each March, June, September and December. Revolving Loans may be repaid and reborrowed at any time until the Maturity Date, subject to the terms and conditions set forth in the Credit Agreement. Mandatory prepayments of Revolving Loans are required if the amount borrowed at any time exceeds the commitment amount. The Company may voluntarily prepay the Loans from time to time in accordance with the provisions of the Credit Agreement, and will be required to prepay the Loans under certain limited circumstances as set forth in the Credit Agreement, including upon receipt of cash proceeds in connection with certain specified asset sales, receipt of loss or condemnation proceeds or other cash proceeds received other than in the ordinary course of business or upon receipt of cash proceeds from the incurrence of indebtedness that is not permitted under the Credit Agreement, all as more specifically set forth in the Credit Agreement. The Loans may from time to time be further evidenced by separate promissory notes issued by the Borrowers.

As a result of the reduced term, the Company has begun discussions with investment bankers to place financing to replace the existing credit agreement by August 31, 2024.

Northpoint Loan

On June 3, 2021, the Company entered into a loan and security agreement with Northpoint Commercial Finance LLC (“Northpoint”), pursuant to which Northpoint may from time-to-time advance funds for the acquisition, financing and/or refinancing by the Company of inventory purchased from Samsung Electronics America, Inc. and/or affiliates and for such other purposes as are acceptable Northpoint. The loan and security agreement provides that Northpoint may establish a credit limit and may adjust such credit limit from time to time; provided that such credit limit does not constitute a commitment or committed line of credit to Northpoint. As of December 31, 2021, such credit limit is $2.0 million, of which $0.2 million was owed and included in accounts payable.

The applicable per annum interest rates for a loan, including any default rates, will be determined at the time of the loan. The loan and security agreement contains customary events of default and is secured by a security interest in all of the Company’s inventory (i) that is manufactured, distributed, or sold by Samsung Electronics America, Inc. and/or its affiliates and/or (ii) that bears any trade names, trademarks, or logos of Samsung Electronics America, Inc. and/or its affiliates; all returns, repossessions, exchanges, substitutions, replacements, attachments, parts, accessories and accessions of any of the foregoing; all price protection payments, discounts, rebates, credits, factory holdbacks and incentive payments related to any of the foregoing; supporting obligations to any of the foregoing; and products and proceeds in whatever form of any of the foregoing.

10% OID Senior Promissory Notes

On March 19, 2021, the Company entered into a securities purchase agreement with two institutional investors, pursuant to which the Company issued to each investor (i) a 10% OID senior secured promissory note in the principal amount of $2.8 million and (ii) a four-year warrant to purchase 200,000 shares of the Company’s common stock at an exercise price of $12.00 (subject to adjustments), which may be exercised on a cashless basis, for a purchase price of $2.5 million each, or $5.0 million in the aggregate, the relative fair value of which is $1.3 million and was recorded as debt discount. After deducting a placement fee and other expenses, the Company received net proceeds of $4.6 million. The original issue discount and warrant expense were amortized as interest expense. On June 2, 2021, the Company repaid these notes from the proceeds of the Term Loan. At the time of repayment, the Company wrote off the balance of the debt discount of $1.7 million, as a loss on early settlement of debt.

Vehicle Loans

The Company has financed purchases of transportation vehicles with notes payable, which are secured by the vehicles purchased. These notes have five-year terms and interest rates ranging from 3.8% to 5.7%. As of December 31, 2022, the outstanding balance of these vehicle loans is $0.9 million.

Future minimum principal payments on our total notes payable as of December 31, 2022, are as follows (in thousands):

Year Ending December 31,	Amount

2023	$6,628
2024	91,576
2025	182
2026	9
2027	8

Total future minimum payments	98,403
Less: debt discount	(959)
Total	97,444

Total current portion of notes payable, net	$6,628
Total notes payable, net of current portion	$90,816